Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 18,634
Accounts receivable billed	236,605	527,961
Accounts receivable unbilled.	171,721	0
Licensing fees	123,541	263,273
Research and development costs	7,074,339	7,268,084
Net loss attributable to non-controlling interest	$ (9,608)
Pearsanta, Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Owns percentage	97.50%
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	45,572	1,105
Unvested Restricted Stock Units [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	0	180
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	5,047,451	127,251
Preferred Series A-1 Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of preferred shares (in Shares)	22,280
Preferred series A-1 stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of preferred shares (in Shares)	2,625